Equity	12 Months Ended
Dec. 31, 2024
EQUITY
Equity

27.  EQUITY

27.1.Equity attributable to the owners of Enel Chile

27.1.1. Subscribed and paid capital and number of shares

The issued capital Enel Chile as of December 31, 2024 and 2023, is ThCh$3,882,103,470 divided into 69,166,557,220 authorized, subscribed, and paid shares. All shares issued by the Company are subscribed and paid. Enel Chile’s common stock is traded on the Santiago Stock Exchange (Bolsa de Comercio de Santiago de Chile), the Chilean Electronic Stock Exchange (Bolsa Electrónica de Chile), and the New York Stock Exchange (NYSE).

27.2 Dividends

Dividend No.	Type of Dividend	Agreement date	Payment Date	Total Amount ThCh$	CLP per Share	Charged to Fiscal
11	Provisional	11-26-2022	01-28-2022	7,260,512	0.10497	2021
12	Definitive	04-27-2022	05-27-2022	18,285,678	0.26437	2021
13	Provisional	11-25-2023	01-27-2023	22,416,356	0.32409	2022
14	Definitive	04-26-2023	05-26-2023	353,208,322	5.10663	2022
15	Provisional	11-23-2024	01-26-2024	41,348,740	0.59781	2023
16	Definitive	04-29-2024	05-29-2024	275,379,148	3.98139	2023
17	Provisional	11-15-2025	01-24-2025	62,713,795	0.90671	2024
(1)

27.3 Foreing currency translation reserves

The details by company of the translation differences attributable to owners of the Group of the consolidated statement of financial position as of December 31, 2024, 2023 and 2022 are as follows:

	For the years ended December 31,
	12-31-2024	12-31-2023	12-31-2022
	ThCh$	ThCh$	ThCh$
Enel Generación Chile S.A.	2,741,712	4,515,843	(4,083,680)
GNL Chile S.A.	5,014,862	1,998,444	1,459,238
Grupo Enel Green Power Chile	445,730,854	320,041,220	299,328,951
TOTAL	453,487,428	326,555,507	296,704,509

27.4 Restrictions on subsidiaries transferring funds to the parent

Our subsidiary Enel Generación Chile must comply with certain financial ratios or covenants, which require a minimum level of equity or contain other characteristics that restrict the transfer of assets to the Parent Company. As of December 31, 2024 and 2023, the Company’s interest in the net restricted assets of Enel Generación Chile was ThCh$712,519,037.

27.5 Other reserves

Other reserves for the year ended December 31, 2024, 2023 and 2022 are as follows:

	01-01-2024	2024 Changes	12-31-2024
Detail of other reserves	ThCh$	ThCh$	ThCh$
Foreign currency translation differences	326,555,507	126,931,921	453,487,428
Cash flow hedges	(424,534,563)	429,247,809	4,713,246
Financial assets at fair value through other comprehensive income	1,772	(29)	1,743
Other miscellaneous reserves	(2,255,897,333)	3,044,078	(2,252,853,255)
TOTAL	(2,353,874,617)	559,223,779	(1,794,650,838)

	01-01-2023	2023 Changes	12-31-2023
Detail of other reserves	ThCh$	ThCh$	ThCh$
Foreign currency translation differences	296,704,509	29,850,998	326,555,507
Cash flow hedges	(293,168,877)	(131,365,686)	(424,534,563)
Financial assets at fair value through other comprehensive income	1,802	(30)	1,772
Other miscellaneous reserves	(2,262,872,826)	6,975,493	(2,255,897,333)
TOTAL	(2,259,335,392)	(94,539,225)	(2,353,874,617)

	01-01-2022	2022 Changes	12-31-2022
Detail of other reserves	ThCh$	ThCh$	ThCh$
Foreign currency translation differences	279,801,463	16,903,046	296,704,509
Cash flow hedges	(391,523,134)	98,354,257	(293,168,877)
Financial assets at fair value through other comprehensive income	1,804	(2)	1,802
Other miscellaneous reserves	(2,275,701,545)	12,828,719	(2,262,872,826)
TOTAL	(2,387,421,412)	128,086,020	(2,259,335,392)
a)	Foreign currency translation differences reserves: These reserves arise primarily from exchange differences relating to the translation of financial statements of the Company’s consolidated entities with functional currencies other than the Chilean peso (see Note 2.9).
b)	Cash flow hedge reserves: These reserves represent the cumulative effective portion of gains and losses on cash flow hedges (see Note 3.g.5 and 3.h).
c)	Other miscellaneous reserves:

The main items and their effects are the following:

	For the years ended
	2024	2023	2022
Other Miscellaneous Reserves	ThCh$	ThCh$	ThCh$
Company restructuring reserve ("Division") (i)	(534,057,733)	(534,057,733)	(534,057,733)
Reserve for transition to IFRS (ii)	(457,221,836)	(457,221,836)	(457,221,836)
Reserve for subsidiaries transactions (iii)	12,502,494	12,502,494	12,502,494
Reserves for Tender Offer of Enel Generation “Reorganization of Renewable Assets” (iv)	(910,437,224)	(910,437,224)	(910,437,224)
Reserves “Reorganization of Renewable Assets” (v)	(407,354,462)	(407,354,462)	(407,354,462)
Argentine hyperinflation (vi)	29,263,511	25,649,268	18,688,009
Other miscellaneous reserves (vii)	14,451,995	15,022,160	15,007,926
TOTAL	(2,252,853,255)	(2,255,897,333)	(2,262,872,826)
i)	Corporate restructuring reserve (Division): This represents the effect generated by the corporate reorganization of Enersis S.A. (currently Enel Américas), concluded in 2016, whereby the company divided its businesses between Chile and the rest of South America. The new company was called Enersis Chile (now Enel Chile), and was assigned the equity corresponding to the related businesses in Chile.
ii)	Reserves for transition to IFRS: In compliance with the provisions of Circular No. 456 by the CMF, the price-level restatement of accumulated paid-in capital has been incorporated in this category from the date of the Company’s transition to IFRS (i.e., January 1, 2004, through December 31, 2008).
iii)	Reserves for business combinations: These represent the effect generated by the purchases of interest under common control.
iv)	“Reorganization of Renewable Assets” Enel Generación Chile Takeover Reserve: This represents the difference between the carrying amount of non-controlling interest acquired as part of the tender offer aimed at acquiring all shares issued by the subsidiary Enel Generación Chile completed on March 16, 2018.
v)	“Reorganization of Renewable Assets” Reserve: This corresponds to the reserve constituted by the merger between Enel Green Power Latin América S.A. and Enel Chile on April 2, 2018. It represents the recognition of the difference produced by the capital increase in Enel Chile (corresponding to the market value of interest in Enel Green Power Chile and subsidiaries) and the carrying amount of Enel Green Power Latin América S.A. equity that was incorporated under share capital in the equity distributable to the owners of Enel Chile, as a result of the merger.
vi)	Hyperinflation in Argentina: This corresponds to the calculated effect of the application of IAS 29 “Financial Reporting in Hyperinflationary Economies” on the branch held by the Enel Generación Chile Group in Argentina (see Note 2.9).
vii)	Other miscellaneous reserves: This reserve is derived from transactions performed in the current and prior periods.

27.6 Non-controlling Interests

As of December 31, 2024, 2023 and 2022, the detail of non-controlling interests is as follows:

		Non-controlling Interests
		Equity		Profit (Loss)
	12-31-2024	12-31-2024	12-31-2023	2024	2023	2022
Companies	%	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Enel Distribución Chile S.A.	0.91%	6,099,465	6,355,777	(231,720)	127,316	201,180
Enel Transmisión Chile S.A. (1)	0.91%	—	—	—	—	441,203
Enel Generación Chile S.A.	6.45%	175,823,007	151,219,559	31,677,705	32,630,554	38,554,346
Empresa Eléctrica Pehuenche S.A.	7.35%	12,168,820	11,753,423	11,896,358	10,855,794	13,741,749
Sociedad AgrÍcola de Cameros Ltda.	42.50%	2,174,914	2,137,425	(32,653)	(147,686)	194,687
Geotermica del Norte S.A.	15.41%	77,091,214	66,439,207	1,550,180	461,920	(1,408,970)
Parque Eólico Talinay Oriente S.A.	39.09%	89,370,921	76,728,440	2,096,724	2,606,244	5,155,807
Enel X Way Chile S.p.A.	37.54%	4,609,176	—	(1,046,577)	—
Others		243,577	172,523	20,801	23,474	21,529
TOTAL		367,581,094	314,806,354	45,930,818	46,557,616	56,901,531

(1) See Note 2.4.1.i.